Expense Example - Amplify S&P 500 Dividend Drivers ETF - Amplify S&P 500 Dividend Drivers ETF	Jul. 08, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	$ 125